Expense Example	Jan. 31, 2025 USD ($)
Calamos Bitcoin 90 Series Structured Alt Protection ETF — January | Calamos Bitcoin 90 Series Structured Alt Protection ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Calamos Bitcoin 90 Series Structured Alt Protection ETF — April | Calamos Bitcoin 90 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Calamos Bitcoin 90 Series Structured Alt Protection ETF — July | Calamos Bitcoin 90 Series Structured Alt Protection ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Calamos Bitcoin 90 Series Structured Alt Protection ETF — October | Calamos Bitcoin 90 Series Structured Alt Protection ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	$ 221